International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2019
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income

(Parent Company Only)

Years ended December 31, 2019, 2018 and 2017

(Dollars in Thousands)

	2019	2018	2017
Income:
Dividends from subsidiaries	$127,750	$105,000	$64,600
Interest income on notes receivable	922	—	—
Interest income on other investments	(514)	8,208	8,100
Other	18	1,988	26
Total income	128,176	115,196	72,726
Expenses:
Interest expense (Debentures)	6,435	6,989	5,392
Other	2,749	2,930	5,648
Total expenses	9,184	9,919	11,040
Income before federal income taxes and equity in undistributed net income of subsidiaries	118,992	105,277	61,686
Income tax expense	(1,878)	481	(2,076)
Income before equity in undistributed net income of subsidiaries	120,870	104,796	63,762
Equity in undistributed net income of subsidiaries	84,234	111,135	93,674
Net income	$205,104	$215,931	$157,436